Accrued Liabilities - Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Deferred income taxes	$ 27.8	$ 27.9	$ 90.5
Taxes payable	1.6	1.6	1.3
Other	22.8	18.6	2.7
Total	$ 52.2	$ 48.1	$ 94.5